Parent Company Only Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Other assets	$ 2,759	$ 2,269
Total Assets	1,467,398	1,137,452
Liabilities and Equity:
Subordinated debentures	13,403	13,403
Other liabilities	9,086	7,517
Equity	154,996	134,780	$ 127,090
Total liabilities and equity	1,467,398	1,137,452
Income:
Total interest income	61,864	48,655
Expense:
Total interest expense	13,771	8,280
Net Income	33,415	24,227
Net income	24,824	11,870
Preferred stock dividend	(446)	(1,119)
Net income available to common shareholders	24,378	10,751
Cash Flows from Operating Activities
Net income	24,824	11,870
Net changes in:
Increase in accrued interest payable and other accrued liabilities	1,929	888
Net cash provided by operating activities	28,901	18,996
Cash Flows from Financing Activities
Proceeds from exercise of stock options	43	132
Payment of dividend on preferred stock and common stock	(5,412)	(4,385)
(Decrease)/increase in cash and cash equivalents	112,358	(28,607)
Cash and Cash Equivalents, January 1,	42,113	70,720
Cash and Cash Equivalents, December 31,	154,471	42,113
Parke Bancorp Inc.
Assets:
Cash	2,049	1,578
Investments in subsidiaries	166,173	147,664
Other assets	3	5
Total Assets	168,225	149,247
Liabilities and Equity:
Subordinated debentures	13,403	13,403
Other liabilities	1,502	1,196
Equity	153,320	134,648
Total liabilities and equity	168,225	149,247
Income:
Dividends from bank subsidiary	6,600	5,200
Total interest income	6,600	5,200
Expense:
Interest on subordinated debentures	491	399
Salary	160	160
Other expenses	122	118
Total interest expense	773	677
Net Income	5,827	4,523
Equity in undistributed income of subsidiaries	18,997	7,347
Net income	24,824	11,870
Preferred stock dividend	(446)	(1,119)
Net income available to common shareholders	24,378	10,751
Cash Flows from Operating Activities
Net income	24,824	11,870
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(18,997)	(7,347)
Net changes in:
Increase in other assets	(2)	0
Increase in accrued interest payable and other accrued liabilities	(4)	242
Other	19	0
Net cash provided by operating activities	5,840	4,765
Cash Flows from Financing Activities
Proceeds from exercise of stock options	43	87
Payment of dividend on preferred stock and common stock	(5,412)	(4,385)
Other, net	0	(206)
Net cash provided by financing activities	(5,369)	(4,504)
(Decrease)/increase in cash and cash equivalents	471	261
Cash and Cash Equivalents, January 1,	1,578	1,317
Cash and Cash Equivalents, December 31,	$ 2,049	$ 1,578